Risk Management - Summary of Maturity Analysis for Non Derivative Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		₩ 2,240,811	₩ 2,382,979
Financial assets at fair value through other comprehensive income		885,173	674,850
Financial assets at amortized cost		31,117	30,233
Loans		1,021,787	945,120
Long-term/short-term financial instruments		2,882,131	1,960,140
Financial assets at fair value through profit or loss		2,804,463	3,089,776
Trade and other receivables		19,672,447	15,878,172
Financial assets held for managing liquidity risk		29,537,929	24,961,270
Less than 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		2,240,811	2,382,979
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		21,663	20,418
Loans		96,582	110,005
Long-term/short-term financial instruments		1,997,644	1,147,929
Financial assets at fair value through profit or loss		1,309,159	1,467,954
Trade and other receivables		12,840,965	12,245,159
Financial assets held for managing liquidity risk		18,506,824	17,374,444
1~5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		9,454	1,333
Loans		420,903	347,251
Long-term/short-term financial instruments		19,423	583
Financial assets at fair value through profit or loss		325,496	346,982
Trade and other receivables		2,063,420	1,506,085
Financial assets held for managing liquidity risk		2,838,696	2,202,234
More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		0	8,482
Loans		344,853	369,851
Long-term/short-term financial instruments		0	0
Financial assets at fair value through profit or loss		681,967	780,130
Trade and other receivables		4,768,062	2,126,928
Financial assets held for managing liquidity risk		5,794,882	3,285,391
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	885,173	674,850
Financial assets at amortized cost	[1]	0	0
Loans	[1]	159,449	118,013
Long-term/short-term financial instruments	[1]	865,064	811,628
Financial assets at fair value through profit or loss	[1]	487,841	494,710
Trade and other receivables	[1]	0	0
Financial assets held for managing liquidity risk	[1]	₩ 2,397,527	₩ 2,099,201

[1]	The maturities cannot be presently determined.